Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 29, 2023
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000717316
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 02, 2023
Prospectus Date	rr_ProspectusDate	Jan. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A